[Chapman and Cutler LLP]

May 16, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 212 and under the Investment Company Act of 1940, as amended, Amendment No. 213 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator Tech–100 Buffer ETF™ – _____; Innovator Tech–100 Power Buffer ETF™ – ________ and Innovator Tech–100 Ultra Buffer ETF™ – _______, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective on June 14, 2019.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures